Basis of preparation	6 Months Ended
Jun. 30, 2026
Basis of Preparation [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance with IFRS
These Semi-Annual Condensed Consolidated Financial Statements have been prepared in accordance with IAS 34 — Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union. There is no effect on these financial statements arising from differences between IFRS Accounting Standards® as issued by the IASB and those adopted by the European Union. These financial statements should be read in conjunction with the Group’s 2025 Annual Consolidated Financial Statements. The accounting policies applied are consistent with those used for the preparation of the 2025 Annual Consolidated Financial Statements, except as described in Note 3 — Summary of significant accounting policies.
These Semi-Annual Condensed Consolidated Financial Statements were approved and authorized for issue by the Board of Directors of Ermenegildo Zegna N.V. on September 2, 2026.
These Semi-Annual Condensed Consolidated Financial Statements include the semi-annual condensed consolidated statement of profit, the semi-annual condensed consolidated statement of comprehensive income, the semi-annual condensed consolidated statement of financial position, the semi-annual condensed consolidated cash flow statement, the semi-annual condensed consolidated statement of changes in equity and the accompanying condensed notes.
The Semi-Annual Condensed Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
The Semi-Annual Condensed Consolidated Financial Statements have been prepared on a going concern basis and applying the historical cost method, modified as required for certain financial assets and liabilities (including derivative instruments), which are measured at fair value. Income and expenses are accounted for on an accrual basis.
The preparation of the Semi-Annual Condensed Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosure of contingent liabilities. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of these Semi-Annual Condensed Consolidated Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. Reference should be made to the section “Use of estimates” in the 2025 Annual Consolidated Financial Statements for a detailed description of the more significant valuation procedures used by the Group in preparing its consolidated financial statements. Impairment tests of non-current assets (including goodwill and brands with an indefinite useful life for which impairment tests are performed for the preparation of Group’s annual consolidated financial statements) are not performed for the preparation of the semi-annual condensed consolidated financial statements unless impairment indicators have been identified. Similarly, the actuarial valuations that are required for the determination of employee benefit provisions are also usually carried out during the preparation of the annual consolidated financial statements, except in the event of significant market fluctuations or significant plan amendments, curtailments or settlements.
Other information

The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2026	At June 30, 2026	At December 31, 2025	Average for the six months ended June 30, 2025	At June 30, 2025
U.S. Dollar	1.167	1.139	1.175	1.093	1.172
Swiss Franc	0.918	0.922	0.931	0.941	0.935
Chinese Renminbi	8.007	7.731	8.226	7.924	8.397
Pound Sterling	0.867	0.862	0.873	0.842	0.856
Hong Kong Dollar	9.127	8.935	9.146	8.517	9.200
Singapore Dollar	1.491	1.475	1.511	1.446	1.494
United Arab Emirates Dirham	4.284	4.184	4.315	4.013	4.304
Japanese Yen	184.459	185.080	184.090	162.120	169.170
South Korea Won	1,730.659	1,767.080	1,696.940	1,556.502	1,588.210